Material accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Short-term leases for which recognition exemption has been used, period (in months)	12 months
Recognition exemption threshold	$ 5
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	49.00%	49.00%